Restatement of Prior Period Financial Statements (Details) - USD ($)		Dec. 31, 2016	Mar. 31, 2016		Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash and cash equivalents		$ 2,098,488	$ 36,898		$ 193,515	$ 36,121	$ 304,446
Prepayments and other current assets		12,940	15,995			810
Total Current Assets		2,111,428	52,893			36,931
Property and Equipment, net		63,479	62,569			10,892
Investment in OCHL			4,889,515			4,478,962
Note receivable - OCHL			213,331			494,750
Total Assets		2,174,907	5,218,308			5,021,535
CURRENT LIABILITIES
Accounts payable		677,521	481,412			364,690
Management service obligation - related party		1,000,000	1,000,000			1,000,000
Note payable		273,172	262,042			246,086
Notes payable - related parties		3,154,100	2,784,000			825,000
Advances from related parties		124,500	117,124			101,345
Accrued expenses and other current liabilities		398,096	232,733			81,103
Total Current Liabilities		5,627,389	4,877,311			2,618,224
NON-CURRENT LIABILITIES
Total Liabilities		5,988,505	4,987,584			2,618,224
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001: 75,000,000 shares authorized; 43,275,822 and 29,000,000 shares issued and outstanding, respectively		100,941	91,997			88,270
Additional paid-in capital		19,074,754	13,984,898			12,414,268
Retained earnings (accumulated deficit)		(22,989,293)	(13,846,171)			(10,099,227)
Stockholders' equity (deficit)		(3,813,598)	230,724			2,403,311	$ (1,090,549)
NON-CONTROLLING INTEREST
Total Liabilities and Equity		$ 2,174,907	5,218,308			5,021,535
Originally Filed [Member]
Current Assets
Cash and cash equivalents			866,951	[1]	1,314,553	731,208
Accounts receivable	[1]					67,876
Inventories	[1]					161,977
Prepayments and other current assets	[1]					460,226
Deferred taxes	[1]					36,345
Total Current Assets						1,593,375
Property and Equipment, net						950,208
Intangible Assets, net						9,551
Investment in OCHL	[2]
Note receivable - OCHL	[2]
Total Assets						2,553,134
CURRENT LIABILITIES
Accounts payable	[1]					843,667
Deferred rent, current portion	[1]					80,700
Income taxes payable	[1]					241,813
Management service obligation - related party						1,000,000
Note payable	[1]
Notes payable - related parties	[1]					1,701,124
VAT tax payable and payroll liabilities	[1]					202,024
Advances from related parties	[1]					127,467
Accrued expenses and other current liabilities	[1]					601,324
Total Current Liabilities						4,798,119
NON-CURRENT LIABILITIES
Note payable	[2]					242,498
Deferred rent	[2]					1,049,114
Total Non-Current Liabilities						1,291,612
Total Liabilities						6,089,731
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001: 75,000,000 shares authorized; 43,275,822 and 29,000,000 shares issued and outstanding, respectively	[2]					43,276
Additional paid-in capital						2,440,947
Retained earnings (accumulated deficit)	[2]					(5,272,900)
Foreign currency translation loss	[2]					(25,932)
Stockholders' equity (deficit)			(2,814,609)			(2,814,609)
NON-CONTROLLING INTEREST
Non-controlling interest - capital stock	[1]					1
Non-controlling interest - Retained earnings (accumulated deficit)	[1]					(696,058)
Foreign currency translation loss	[1]					(25,931)
Total Non-Controlling Interest						(721,988)
Total Equity (Deficit)						(3,536,597)
Total Liabilities and Equity						2,553,134
Effective Of Deconsolidation Of OCHL[Member]
Current Assets
Cash and cash equivalents			(830,830)	[1]	(852,948)	(830,829)
Accounts receivable	[1]		(67,876)
Inventories	[1]		(161,977)
Prepayments and other current assets	[1]		(459,416)
Deferred taxes	[1]		(36,345)
Total Current Assets			(1,556,444)
Property and Equipment, net			(939,316)
Intangible Assets, net			(9,551)
Investment in OCHL	[2]
Note receivable - OCHL	[2]
Total Assets			(2,505,311)
CURRENT LIABILITIES
Accounts payable	[1]		(478,977)
Deferred rent, current portion	[1]		(80,700)
Income taxes payable	[1]		(241,813)
Management service obligation - related party
Note payable	[1]		246,086
Notes payable - related parties	[1]		(876,124)
VAT tax payable and payroll liabilities	[1]		(202,024)
Advances from related parties	[1]		(26,122)
Accrued expenses and other current liabilities	[1]		(520,221)
Total Current Liabilities			(2,179,895)
NON-CURRENT LIABILITIES
Note payable	[2]		(242,498)
Deferred rent	[2]		(1,049,114)
Total Non-Current Liabilities			(1,291,612)
Total Liabilities			(3,471,507)
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001: 75,000,000 shares authorized; 43,275,822 and 29,000,000 shares issued and outstanding, respectively	[2]		859
Additional paid-in capital			10,017,456
Retained earnings (accumulated deficit)	[2]		(9,800,039)
Accumulated other comprehensive income (loss):
Foreign currency translation loss	[2]		25,932
Stockholders' equity (deficit)			244,208
NON-CONTROLLING INTEREST
Non-controlling interest - capital stock	[1]		(1)
Non-controlling interest - Retained earnings (accumulated deficit)	[1]		696,058
Accumulated other comprehensive income (loss):	[1]
Foreign currency translation loss	[1]		25,931
Total Non-Controlling Interest			721,988
Total Equity (Deficit)			966,196
Total Liabilities and Equity			(2,505,311)
Equity Treatment, Invesment in OCHL [Member]
Current Assets
Cash and cash equivalents				[1]	(268,090)
Accounts receivable	[1]
Inventories	[1]
Prepayments and other current assets	[1]
Deferred taxes	[1]
Total Current Assets
Property and Equipment, net
Intangible Assets, net
Investment in OCHL	[2]		4,478,962
Note receivable - OCHL	[2]		494,750
Total Assets			4,973,712
CURRENT LIABILITIES
Accounts payable	[1]
Deferred rent, current portion	[1]
Income taxes payable	[1]
Management service obligation - related party
Note payable	[1]
Notes payable - related parties	[1]
VAT tax payable and payroll liabilities	[1]
Advances from related parties	[1]
Accrued expenses and other current liabilities	[1]
Total Current Liabilities
NON-CURRENT LIABILITIES
Note payable	[2]
Deferred rent	[2]
Total Non-Current Liabilities
Total Liabilities
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001: 75,000,000 shares authorized; 43,275,822 and 29,000,000 shares issued and outstanding, respectively	[2]
Additional paid-in capital
Retained earnings (accumulated deficit)	[2]		4,973,712
Accumulated other comprehensive income (loss):
Foreign currency translation loss	[2]
Stockholders' equity (deficit)			4,973,712
NON-CONTROLLING INTEREST
Non-controlling interest - capital stock	[1]
Non-controlling interest - Retained earnings (accumulated deficit)	[1]
Accumulated other comprehensive income (loss):	[1]
Foreign currency translation loss	[1]
Total Non-Controlling Interest
Total Equity (Deficit)			4,973,712
Total Liabilities and Equity			4,973,712
As Restated [Member]
Current Assets
Cash and cash equivalents			36,120	[1]	$ 193,515	304,446
Accounts receivable	[1]
Inventories	[1]
Prepayments and other current assets	[1]					810
Deferred taxes	[1]
Total Current Assets						36,931
Property and Equipment, net						10,892
Intangible Assets, net
Investment in OCHL	[2]					4,478,962
Note receivable - OCHL	[2]					494,750
Total Assets						5,021,535
CURRENT LIABILITIES
Accounts payable	[1]					364,690
Deferred rent, current portion	[1]
Income taxes payable	[1]
Management service obligation - related party						1,000,000
Note payable	[1]					246,086
Notes payable - related parties						825,000
VAT tax payable and payroll liabilities	[1]
Advances from related parties	[1]					101,345
Accrued expenses and other current liabilities	[1]					81,103
Total Current Liabilities						2,618,224
NON-CURRENT LIABILITIES
Note payable	[2]
Deferred rent	[2]
Total Non-Current Liabilities
Total Liabilities						2,618,224
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001: 75,000,000 shares authorized; 43,275,822 and 29,000,000 shares issued and outstanding, respectively	[2]					44,135
Additional paid-in capital						12,458,403
Retained earnings (accumulated deficit)	[2]					(10,099,227)
Accumulated other comprehensive income (loss):
Foreign currency translation loss	[2]
Stockholders' equity (deficit)			$ 2,403,311			2,403,311
NON-CONTROLLING INTEREST
Non-controlling interest - capital stock	[1]
Non-controlling interest - Retained earnings (accumulated deficit)	[1]
Foreign currency translation loss	[1]
Total Non-Controlling Interest
Total Equity (Deficit)						2,403,311
Total Liabilities and Equity						$ 5,021,535

[1]	To remove balances of previously consolidated investment.
[2]	To reflect investment in KoKo under equity method.